UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.5%

Security	Shares	Value
Aerospace & Defense — 0.7%
CAE, Inc.	663,589	$9,424,111

		$9,424,111

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(1)	108,470	$8,250,228

		$8,250,228

Airlines — 0.4%
Japan Airlines Co., Ltd.	148,220	$4,719,794

		$4,719,794

Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)(1)	338,499	$10,963,983

		$10,963,983

Automobiles — 0.8%
Daimler AG	132,875	$9,993,111

		$9,993,111

Banks — 13.7%
BNP Paribas SA	126,913	$8,118,854
Danske Bank A/S	453,670	15,131,927
ING Groep NV	560,954	8,058,636
JPMorgan Chase & Co.(1)	292,714	24,772,386
Mitsubishi UFJ Financial Group, Inc.	1,684,710	10,788,077
Nordea Bank AB	2,250,057	27,163,299
PNC Financial Services Group, Inc. (The)(1)	71,141	8,569,645
Skandinaviska Enskilda Banken AB, Class A	834,632	9,375,263
Svenska Handelsbanken AB, Class A	587,677	8,773,257
Swedbank AB, Class A	400,248	10,120,286
U.S. Bancorp(1)	169,323	8,914,856
Wells Fargo & Co.(1)	571,022	32,165,669

		$171,952,155

Beverages — 2.6%
Anheuser-Busch InBev SA/NV(1)	90,434	$9,442,939
Constellation Brands, Inc., Class A(1)	60,997	9,134,911
Diageo PLC(1)	498,592	13,849,808

		$32,427,658

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(2)	44,518	$5,817,612
BioMarin Pharmaceutical, Inc.(1)(2)	60,287	5,282,950
Celgene Corp.(1)(2)	107,240	12,455,926
Shire PLC(1)	227,221	12,650,702

		$36,207,190

Security	Shares	Value
Building Products — 1.0%
Assa Abloy AB, Class B	649,691	$12,293,756

		$12,293,756

Capital Markets — 1.0%
Credit Suisse Group AG	652,316	$9,957,683
Credit Suisse Group AG(3)	132,511	2,022,797

		$11,980,480

Chemicals — 1.7%
BASF SE	83,624	$8,072,538
Givaudan SA	2,924	5,271,506
PPG Industries, Inc.(1)	85,738	8,574,657

		$21,918,701

Containers & Packaging — 1.4%
Sealed Air Corp.(1)	361,933	$17,553,751

		$17,553,751

Diversified Telecommunication Services — 3.7%
Elisa Oyj	98,816	$3,329,863
Nippon Telegraph & Telephone Corp.(1)	517,041	22,838,889
Telstra Corp., Ltd.(1)	5,309,193	20,143,297

		$46,312,049

Electric Utilities — 2.3%
American Electric Power Co., Inc.(1)	167,763	$10,746,898
NextEra Energy, Inc.(1)	144,477	17,874,694

		$28,621,592

Electrical Equipment — 1.5%
Melrose Industries PLC	4,866,273	$11,980,588
Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,301,149	7,413,336

		$19,393,924

Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.(1)	209,926	$10,813,288
Keyence Corp.	26,289	10,209,781

		$21,023,069

Energy Equipment & Services — 1.5%
Halliburton Co.(1)	156,718	$8,865,537
Schlumberger, Ltd.(1)	112,727	9,436,377

		$18,301,914

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.(1)	125,897	$13,030,339
Equity Residential(1)	232,009	14,099,187

		$27,129,526

Food & Staples Retailing — 1.4%
METRO AG(1)	510,816	$17,480,506

		$17,480,506

Food Products — 1.0%
Kerry Group PLC, Class A	88,676	$6,235,109
Pinnacle Foods, Inc.(1)	121,973	6,487,744

		$12,722,853

Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp.(1)(2)	59,210	$5,698,370

		$5,698,370

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Accor SA(1)	163,799	$6,638,117
TUI AG(1)	713,855	10,462,020

		$17,100,137

Household Durables — 3.1%
Newell Brands, Inc.(1)	474,118	$22,440,005
Persimmon PLC(1)	652,158	15,884,189

		$38,324,194

Household Products — 0.8%
Reckitt Benckiser Group PLC	119,711	$10,271,864

		$10,271,864

Industrial Conglomerates — 1.7%
Siemens AG(1)	168,376	$21,780,846

		$21,780,846

Insurance — 6.2%
AIA Group, Ltd.(1)	3,421,385	$21,182,994
Chubb, Ltd.(1)	156,651	20,598,040
Prudential PLC(1)	492,171	9,537,654
St. James’s Place PLC(1)	1,179,732	15,960,060
Zurich Insurance Group AG	35,104	10,109,025

		$77,387,773

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)(2)	23,583	$19,420,129

		$19,420,129

Internet Software & Services — 5.0%
Alphabet, Inc., Class C(1)(2)	51,127	$40,737,482
Facebook, Inc., Class A(1)(2)	169,471	22,085,461

		$62,822,943

IT Services — 1.6%
Visa, Inc., Class A(1)	236,443	$19,556,201

		$19,556,201

Machinery — 4.9%
Fortive Corp.(1)	347,760	$19,234,606
Komatsu, Ltd.	259,813	6,152,012
Kone Oyj, Class B	220,249	9,957,658
Kubota Corp.(1)	1,080,897	17,183,304
Metso Oyj	155,336	4,775,494
SKF AB, Class B	232,362	4,675,546

		$61,978,620

Media — 3.1%
Interpublic Group of Cos., Inc.(1)	757,753	$17,829,928
Time Warner, Inc.(1)	135,054	13,079,980
Tribune Media Co., Class A(1)	282,172	8,137,841

		$39,047,749

Metals & Mining — 0.7%
Rio Tinto, Ltd.	178,878	$9,074,378

		$9,074,378

Multiline Retail — 0.3%
Macy’s, Inc.(1)	138,641	$4,095,455

		$4,095,455

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.(1)	243,312	$16,917,483
Chevron Corp.(1)	115,900	12,905,465
Occidental Petroleum Corp.(1)	208,380	14,121,913
Royal Dutch Shell PLC, Class B(1)	452,577	12,782,767
Seven Generations Energy, Ltd., Class A(2)	395,261	7,900,664

		$64,628,292

Paper & Forest Products — 0.3%
UPM-Kymmene Oyj	183,844	$4,169,564

		$4,169,564

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A(1)	236,499	$19,206,084

		$19,206,084

Pharmaceuticals — 8.6%
Allergan PLC(1)(2)	72,238	$15,812,176
AstraZeneca PLC(1)	367,994	19,529,066
Eli Lilly & Co.(1)	124,303	9,575,060
Johnson & Johnson(1)	126,375	14,311,969
Novartis AG(1)	271,580	20,050,084
Novo Nordisk A/S, Class B	223,767	8,086,880
Roche Holding AG PC(1)	39,028	9,247,614
Zoetis, Inc.(1)	203,651	11,188,586

		$107,801,435

Professional Services — 2.7%
SGS SA	8,036	$17,050,651
Verisk Analytics, Inc.(1)(2)	202,385	16,725,096

		$33,775,747

Road & Rail — 2.4%
CSX Corp.	163,108	$7,566,580
Union Pacific Corp.(1)	205,485	21,900,591

		$29,467,171

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV(1)	132,567	$16,096,781
Sumco Corp.	444,804	6,954,124

		$23,050,905

Specialty Retail — 3.0%
Advance Auto Parts, Inc.(1)	46,383	$7,617,944
Industria de Diseno Textil SA	430,493	14,238,780
Lowe’s Cos., Inc.(1)	217,782	15,915,508

		$37,772,232

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.(1)	178,058	$21,607,338

		$21,607,338

Textiles, Apparel & Luxury Goods — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	47,254	$9,522,772
NIKE, Inc., Class B(1)	120,330	6,365,457
Pandora A/S	77,274	10,126,667

		$26,014,896

Tobacco — 0.8%
Altria Group, Inc.(1)	139,603	$9,936,942

		$9,936,942

Security	Shares	Value
Trading Companies & Distributors — 0.7%
Brenntag AG	150,623	$8,762,823

		$8,762,823

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	4,094,142	$10,028,722

		$10,028,722

Total Common Stocks (identified cost $1,267,795,228)		$1,321,451,161

Preferred Stocks — 10.4%

Security	Shares	Value
Banks — 5.5%
AgriBank FCB, 6.875% to 1/1/24(4)	50,890	$5,422,966
CoBank ACB, Series F, 6.25% to 10/1/22(4)	51,100	5,224,975
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)	7,600	799,900
Farm Credit Bank of Texas, Series 1, 10.00%	2,490	2,994,225
First Tennessee Bank NA, 3.75%(5)(6)	2,570	1,773,300
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	5,350	7,383,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	114,120	3,029,886
JPMorgan Chase & Co., Series O, 5.50%	125,773	3,135,521
KeyCorp, Series E, 6.125% to 12/15/26(4)	167,745	4,596,213
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(4)	55,625	1,443,469
Regions Financial Corp., Series A, 6.375%	125,376	3,202,103
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,210,809
Texas Capital Bancshares, Inc., 6.50%	286,789	7,287,308
Texas Capital Bancshares, Inc., Series A, 6.50%	21,450	544,401
Webster Financial Corp., Series E, 6.40%	173,970	4,434,495
Wells Fargo & Co., Series L, 7.50% (Convertible)	9,177	11,022,036

		$69,504,607

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The), Series N, 6.30%	41,300	$1,084,125
KKR & Co., LP, Series A, 6.75%	54,669	1,427,407
Legg Mason, Inc., 5.45%	88,075	2,005,468
State Street Corp., Series D, 5.90% to 3/15/24(4)	42,021	1,104,312

		$5,621,312

Consumer Finance — 0.3%
Discover Financial Services, Series B, 6.50%	134,450	$3,468,810

		$3,468,810

Diversified Financial Services — 0.5%
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	$6,221,202

		$6,221,202

Electric Utilities — 0.6%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	47,541	$1,177,590
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,418,920
Southern Co. (The), 6.25%	169,479	4,447,129

		$7,043,639

Equity Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., Series J, 6.50%	259,000	$6,513,850

Security	Shares	Value
PS Business Parks, Inc., Series W, 5.20%	40,677	$904,657
Vornado Realty Trust, Series K, 5.70%	53,253	1,288,190

		$8,706,697

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(5)	86,230	$9,067,628
Ocean Spray Cranberries, Inc., 6.25%(5)	18,430	1,617,232

		$10,684,860

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	190,582	$4,810,290

		$4,810,290

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	53,348	$1,318,763

		$1,318,763

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(4)	151,768	$3,945,968

		$3,945,968

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank, 8.998% to 12/31/17(4)	2,545	$2,417,750
EverBank Financial Corp., Series A, 6.75%	233,731	6,004,549

		$8,422,299

Total Preferred Stocks (identified cost $125,235,542)		$129,748,447

Corporate Bonds & Notes — 12.8%

Security	Principal Amount (000’s omitted)	Value
Banks — 6.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(7)	$820	$871,565
Banco do Brasil SA, 9.00% to 6/18/24(4)(5)(7)	3,275	3,324,125
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(7)	7,201	7,516,044
Barclays PLC, 8.25% to 12/15/18(4)(7)	5,926	6,199,651
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	3,348	3,398,220
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(7)	6,375	6,741,562
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(7)	2,464	2,515,944
Deutsche Bank AG, 7.50% to 4/30/25(4)(7)	3,240	2,978,888
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(7)	2,794	2,884,917
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(7)	8,472	8,726,160
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)(7)	916	1,000,730
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(7)	7,865	8,177,948
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(7)	4,680	4,581,486
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(7)	1,390	1,372,625
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(7)	4,620	4,544,925
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)(7)	3,932	4,163,005
Standard Chartered PLC, 7.75% to 4/2/23(4)(5)(7)	2,630	2,630,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)(7)	681	662,273
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)(7)	2,626	2,829,515

		$75,119,583

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(4)(7)	$5,050	$5,157,312

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley, Series J, 5.55% to 7/15/20(4)(7)	$6,050	$6,216,375
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)	7,463	7,451,507

		$18,825,194

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$3,870	$3,789,190
Leucadia National Corp., 6.625%, 10/23/43	3,340	3,282,923
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	1,719	1,280,655

		$8,352,768

Electric Utilities — 1.5%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(5)	$6,131	$6,546,682
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	7,150	7,829,250
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	4,890	5,064,431

		$19,440,363

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(10)	$4,019	$200,950

		$200,950

Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(5)(7)	$6,721	$7,023,445

		$7,023,445

Insurance — 1.0%
Genworth Financial, Inc., 7.625%, 9/24/21	$622	$576,905
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(4)	3,430	3,455,725
XLIT, Ltd., Series E, 6.50% to 4/15/17(4)(7)	10,205	8,623,225

		$12,655,855

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$2,388	$2,722,320

		$2,722,320

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$873	$903,555

		$903,555

Oil, Gas & Consumable Fuels — 0.3%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(5)(7)(10)	$6,342	$780,700
Petrobras Global Finance BV, 6.125%, 1/17/22	2,827	2,928,772

		$3,709,472

Pipelines — 0.2%
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(4)	$2,735	$2,899,100

		$2,899,100

Telecommunications — 0.6%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(4)(5)(7)	$7,616	$6,944,947

		$6,944,947

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	$1,805	$1,927,294

		$1,927,294

Total Corporate Bonds & Notes (identified cost $164,910,479)		$160,724,846

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
iShares U.S. Preferred Stock ETF	787,946	$30,020,743

Total Exchange-Traded Funds (identified cost $30,934,146)		$30,020,743

Short-Term Investments — 0.0%(9)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(11)	2	$2

Total Short-Term Investments (identified cost $2)		$2

Total Investments — 131.1% (identified cost $1,588,875,397)		$1,641,945,199

Other Assets, Less Liabilities — (31.1)%		$(389,332,810)

Net Assets — 100.0%		$1,252,612,389

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $59,650,638 or 4.8% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $7,451,507 or 0.6% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $48,840.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.7%	$882,139,169
United Kingdom	8.7	142,832,588
Switzerland	4.9	81,160,867
Germany	4.8	79,530,732
Japan	4.8	78,845,981
Sweden	4.4	72,401,407
Netherlands	2.3	36,938,184
Denmark	2.0	33,345,474
Canada	1.7	28,053,125
Ireland	1.7	27,509,036
France	1.6	26,795,687
Australia	1.5	23,737,182
Finland	1.4	22,232,579
Hong Kong	1.3	21,182,994
Spain	0.9	14,439,730
Brazil	0.6	10,431,817
Belgium	0.6	9,442,939
China	0.5	7,413,336
Colombia	0.4	6,944,947
Chile	0.4	6,546,682
Exchange-Traded Funds	1.8	30,020,743

Total Investments	100.0%	$1,641,945,199

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
DAX 30 Index	98	Short	Mar-17	$(30,632,209)	$(30,771,674)	$(139,465)
OMX Stockholm 30 Index	1,552	Short	Feb-17	(27,105,628)	(27,296,606)	(190,978)
S&P 500 E-mini Index	754	Long	Mar-17	85,582,427	85,748,650	166,223
STOXX Europe 600 Banks Index	3,068	Short	Mar-17	(28,853,143)	(28,634,411)	218,732

						$54,512

DAX 30 Index: Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

OMX Stockholm 30 Index: Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

PC	-	Participation Certificate

At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2017, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $384,955 and $330,443, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,598,074,090

Gross unrealized appreciation	$86,915,582
Gross unrealized depreciation	(43,044,473)

Net unrealized appreciation	$43,871,109

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$125,866,230	$76,865,656		$—	$202,731,886
Consumer Staples	44,765,681	57,280,226		—	102,045,907
Energy	70,147,439	12,782,767		—	82,930,206
Financials	95,020,596	166,299,812		—	261,320,408
Health Care	80,142,649	69,564,346		—	149,706,995
Industrials	83,101,212	126,745,808		—	209,847,020
Information Technology	114,799,770	33,260,686		—	148,060,456
Materials	26,128,408	26,587,986		—	52,716,394
Real Estate	27,129,526	—		—	27,129,526
Telecommunication Services	—	56,340,771		—	56,340,771
Utilities	28,621,592	—		—	28,621,592
Total Common Stocks	$695,723,103	$625,728,058	*	$—	$1,321,451,161
Preferred Stocks
Consumer Staples	$—	$10,684,860		$—	$10,684,860
Energy	3,945,968	—		—	3,945,968
Financials	74,605,114	18,633,116		—	93,238,230
Industrials	4,810,290	—		—	4,810,290
Real Estate	8,706,697	—		—	8,706,697
Utilities	8,362,402	—		—	8,362,402
Total Preferred Stocks	$100,430,471	$29,317,976		$—	$129,748,447

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$160,724,846	$—	$160,724,846
Exchange-Traded Funds	30,020,743	—	—	30,020,743
Short-Term Investments	—	2	—	2
Total Investments	$826,174,317	$815,770,882	$—	$1,641,945,199
Futures Contracts	$166,223	$218,732	$—	$384,955
Total	$826,340,540	$815,989,614	$—	$1,642,330,154

Liability Description
Futures Contracts	$—	$(330,443)	$—	$(330,443)
Total	$—	$(330,443)	$—	$(330,443)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017